CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
REVENUES	$ 10,073	$ 3,569	$ 3,875
COST OF REVENUES	(8,132)	(2,793)	(3,053)
GROSS PROFIT	1,941	776	822
OPERATING EXPENSES:
General and administrative expenses	(3,956)	(2,754)	(2,189)
Reversal of impairment loss (impairment loss) of trade receivables	(243)
Reversal of impairment loss (impairment loss) of loan and interest receivables	(3,468)	49	973
Reversal of impairment loss (impairment loss) of other receivables, prepayments and deposits	(2)	127	(3)
Impairment loss of property, plant and equipment			(139)
Total operating expenses	(7,669)	(2,578)	(1,358)
OPERATING LOSS	(5,728)	(1,802)	(536)
OTHER INCOME (EXPENSES):
Interest income	10	14	2
Interest expense		(62)	(59)
Other income (expense), net	22	(9)	191
Loss on change in fair value of convertible note	(7,690)
Total other income (expenses), net	(7,658)	(57)	134
LOSS BEFORE PROVISION FOR INCOME TAXES AND NON-CONTROLLING INTERESTS	(13,386)	(1,859)	(402)
INCOME TAX (EXPENSE) BENEFIT	(27)	140	56
NET LOSS	(13,413)	(1,719)	(346)
OTHER COMPREHENSIVE INCOME (LOSS):
Foreign currency translation adjustment	(8)		(5)
COMPREHENSIVE LOSS	$ (13,421)	$ (1,719)	$ (351)
LOSS PER SHARE:
Basic	$ (0.13)	$ (0.02)	$ (0.01)
Diluted	$ (0.13)	$ (0.02)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES:
Basic	102,240,818	101,597,998	101,597,998
Diluted	102,240,818	101,597,998	101,597,998